Convertible Debt, Net (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Debt Interest Expense
The following table sets forth the interest expense recognized related to the 2019 Convertible Notes and 2018 Convertible Notes (dollars in thousands):

	Year Ended December 31,
	2020	2019
Contractual interest expense on 2019 Convertible Notes	$17	$1
Contractual interest expense on 2018 Convertible Notes	—	640
Amortization of debt discount on 2018 Convertible Notes	—	211

Total interest expense	$17	$852

Effective interest rate for 2019 Convertible Notes	1.7%	1.7%
Effective interest rate for 2018 Convertible Notes	—	3.8%